Restricted Cash - Additional Information (Detail) - Cara Therapeutics, Inc. $ in Thousands	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	May 31, 2023 ft²
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash, current assets	$ 0	$ 0		$ 408
Restricted cash, long-term assets	$ 0	0		1,500
Old Stamford Lease [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash, current assets		$ 0		408
New Stamford Lease [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Leased office space area | ft²					26,374
Restricted cash that became unrestricted			$ 1,500
Restricted cash, long-term assets				$ 1,500